Financial risk management - Summary of Expected Loss by Post-Model Adjustments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	S/ 2,367,357	S/ 2,063,350
Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	2,186,761	1,710,050
Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	180,596	353,300
Commercial loans
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	296,252	282,418
Commercial loans | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	278,145	261,187
Commercial loans | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	18,107	21,231
Mortgage loans [member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	87,195	61,618
Mortgage loans [member] | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	84,731	61,618
Mortgage loans [member] | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	2,464
Consumer
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	1,862,382	1,622,382
Consumer | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	1,709,256	1,296,560
Consumer | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	153,126	325,822
Small and micro-business loans [member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	121,528	96,932
Small and micro-business loans [member] | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	114,629	90,685
Small and micro-business loans [member] | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	S/ 6,899	S/ 6,247